Income Taxes (Details Narrative) (10-K)	12 Months Ended
Dec. 31, 2018 USD ($)
Income Tax Disclosure [Abstract]
Valuation allowance increase (decrease)	$ 525,900
Net operating and economic loss carryforwards	$ 7,772,000
Federal income tax rate	21.00%
State income tax rate	2.00%
Change in effective tax rate	3.30%
Statutory rate effect of non-deductible expenses	23.00%